Prospectus Supplement dated September 13, 2019
Prospectus Form #/Date
Product Name	National	New York
RiverSource Succession Select® Variable Life Insurance	S-6202 CF (4/19)	S-6203 CF (4/19)
Effective September 13, 2019, RiverSource Succession Select® Variable Life Insurance policies are no longer available for sale.
S-6202-24 A (9/19)
1